Credit facilities (Details) - Credit facility [Member] - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Funds drawn	$ 44,983	$ 37,644
Credit facility	$ 44,983	$ 37,644